Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Bank First Retirement Plan
Fair Value Measurements
Fair Value Measurements

NOTE 4 - Fair Value Measurements

U.S. GAAP establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under U.S. GAAP are described as follows:

Level 1 - Quoted market prices in active markets for identical assets or liabilities that a company has the ability to access at the measurement date.

Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Significant unobservable inputs for the asset or liability, which are typically based on an entity’s own assumption, as there is little, if any, related market activity.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

●Common stock: Common stock within the Plan was valued at the closing price reported on the active market on which the individual securities are traded.
●Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
●Common collective fund and pooled separate funds: Valued at the NAV of shares held by the Plan at year-end, provided by the administrator of the fund. The NAV is based on the value of the underlying assets of the fund minus its liabilities, and then divided by the number of shares outstanding. The NAV’s share price is quoted on a private market that is not actively traded; however, the share price is based on underlying investments which are traded on an active market. The NAV is used as a practical expedient to estimate fair value.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in different fair value measurement at the reporting date.

NOTE 4 - Fair Value Measurements (Continued)

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

		QUOTED PRICES	SIGNIFICANT
		IN ACTIVE	OTHER	SIGNIFICANT
		MARKETS FOR	OBSERVABLE	UNOBSERVABLE
	DECEMBER 31,	IDENTICAL ASSETS	INPUTS	INPUTS
	2025	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Mutual funds	$41,217,928	$41,217,928	$—	$—
Common stock	22,368,772	22,368,772	—	—
Total assets in the fair value hierarchy	63,586,700	$63,586,700	$—	$—
Investments measured using net asset value practical expedient*	5,687,956

TOTAL	$69,274,656

		QUOTED PRICES	SIGNIFICANT
		IN ACTIVE	OTHER	SIGNIFICANT
		MARKETS FOR	OBSERVABLE	UNOBSERVABLE
	DECEMBER 31,	IDENTICAL ASSETS	INPUTS	INPUTS
	2024	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Mutual funds	$40,443,186	$40,443,186	$—	$—
Common stock	21,920,086	21,920,086	—	—
Total assets in the fair value hierarchy	62,363,272	$62,363,272	$—	$—
Investments measured using net asset value practical expedient*	5,583,357

TOTAL	$67,946,629

*In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

Investments Measured Using the Net Asset Value per Share Practical Expedient

The following tables summarize investments for which fair value is measured using the net asset value per share as a practical expedient as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

			REDEMPTION
			FREQUENCY
	FAIR	UNFUNDED	(IF CURRENTLY	REDEMPTION
December 31, 2025	VALUE	COMMITMENTS	APPLICABLE)	NOTICE PERIOD
Common collective fund MetLife Stable Value	$320,757	$—	N/A	1 day
Pooled Separate fund LA Capital Mgmt/Victory - Midcap Value	$690,703	$—	N/A	1 day
Pooled Separate fund Principal Global Investors – Blue Chip	$4,215,021	$—	N/A	1 day
Pooled Separate fund Principal SmallCap S&P 600 Index	$461,475	$—	N/A	1 day

NOTE 4 - Fair Value Measurements (Continued)

Investments Measured Using the Net Asset Value per Share Practical Expedient (Continued)

			REDEMPTION
			FREQUENCY
	FAIR	UNFUNDED	(IF CURRENTLY	REDEMPTION
December 31, 2024	VALUE	COMMITMENTS	APPLICABLE)	NOTICE PERIOD
Common collective fund MetLife Stable Value	$669,661	$—	N/A	1 day
Pooled Separate fund LA Capital Mgmt/Victory - Midcap Value	$515,161	$—	N/A	1 day
Pooled Separate fund Principal Global Investors – Blue Chip	$4,398,535	$—	N/A	1 day